Note 7 - Security deposits and Long Term Commitments (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 01, 2014 ft²
Note 7 - Security deposits and Long Term Commitments (Details) [Line Items]
Security Deposit	$ 2,700	$ 2,700
Lessee, Operating Lease, Renewal Term	1 year
Tucson, Arizona [Member] | Building [Member]
Note 7 - Security deposits and Long Term Commitments (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²			3,600
Lessee, Operating Lease, Term of Contract	1 year
Operating Leases, Rent Expense, Minimum Rentals	$ 2,841
Lease Expiration Date	Nov. 01, 2018
Operating Leases, Future Minimum Payments Due	$ 31,251